Document and Entity Information	Feb. 13, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001844817
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity Registrant Name	Armada Acquisition Corp. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40742
Entity Tax Identification Number	85-3810850
Entity Address, Address Line One	1760 Market Street
Entity Address, Address Line Two	Suite 602
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	543-6886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock And Onehalf Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	AACI U
Security Exchange Name	NASDAQ
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AACI
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	AACI W
Security Exchange Name	NASDAQ